Forfeiture Shares - Summary Of Fair Value of Forfeited Shares (Detail) - $ / shares		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility range, Minimum		46.71%
Expected volatility range, Maximum		50.70%
Risk-free rate range, Minimum		0.61%	0.42%
Risk-free rate range, Maximum		1.74%	1.69%
Forfeited Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price	$ 7.7	$ 7.7
Expected volatility range, Minimum		48.77%
Expected volatility range, Maximum		48.92%
Risk-free rate range, Minimum		0.91%
Risk-free rate range, Maximum		1.08%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	4 years	10 years	10 years
Maximum [Member] | Forfeited Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)		3 years 9 months
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	3 years	6 years	6 years
Minimum [Member] | Forfeited Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)		2 years 9 months